Putnam Investments
One Post Office Square
Boston, MA 02109
April 3, 2007

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE: Putnam Limited Duration Government Income Fund (Reg. No. 33-37991 (811-06257) (the “Fund”) Post-Effective Amendment No. 15 to Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No.15 to the Fund’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on March 29, 2007

Comments or questions concerning this certificate may be directed to James Clark at 1-800-225-2465, ext. 8939

Very truly yours,

Putnam Limited Duration Government Income Fund

/s/ Charles E. Porter
By:
_______________________________________
Charles E. Porter
Executive Vice President, Associate Treasurer and
Principal Executive Officer

cc: Ropes & Gray LLP